Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies
Schedule of estimated useful lives of intangible assets

Developed technology	7-10 years
License and in-process research and development intangible assets	10 years
Software, trade names and others	3-10 years
Customer relationship	8 years
Supplier relationship	3 years

Schedule of estimated useful lives

Computers, electrical equipment and production machinery	1-5 years
Medical equipment	3-5 years
Office equipment, furniture and others	1-10 years
Building	20 years
Leasehold improvements	shorter of remaining lease period or estimated useful life

Summary of movements of the allowance for doubtful accounts

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Beginning balance	7,089	29,210	42,434
Allowance arisen from business combination	6,623	—	—
Additional allowance for credit losses, net of recoveries	15,498	13,224	15,629
Write-offs	—	—	(2,240)
Ending balance	29,210	42,434	55,823